Derivative Liability (Warrants) (Details) - USD ($) $ in Thousands			6 Months Ended	12 Months Ended
	Jun. 30, 2026	Jun. 05, 2025	Jun. 30, 2026	Dec. 31, 2025
Derivative Liability (Warrants) [Abstract]
Fair value of warrants	$ 4,083,163	$ 7,059,150	$ 2,749,354	$ 1,333,809